TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET	TRADE ACCOUNTS RECEIVABLE, NET
Trade accounts receivables are stated net of a provision for doubtful accounts and credit loss allowance.

(in thousands of $)	2022	2021	2020
Trade accounts receivable	15,397	29,135	22,904
Provision for doubtful accounts	(403)	(253)	(165)
Allowance for expected credit losses	(44)	(44)	(35)
Total trade accounts receivable, net	14,950	28,838	22,704

Allowance for credit losses for trade accounts receivable amounted to $44 thousand as of December 31, 2022 and $44 thousand as of December 31, 2021.

Movements in the provision for doubtful accounts in the three years ended December 31, 2022 are summarized as follows:

(in thousands of $)
Balance as of December 31, 2019	594
Additions charged to income	165
Deductions credited to trade receivables	(594)
Balance as of December 31, 2020	165
Additions charged to income	253
Deductions credited to trade receivables	(165)
Balance as of December 31, 2021	253
Additions charged to income	403
Deductions credited to trade receivables	(253)
Balance as of December 31, 2022	403